PARNASSUS MID CAP GROWTH FUND

Portfolio of Investments as of March 31, 2024 (unaudited)

Equities	Shares	Market Value ($)

Biotechnology (2.2%)
Alnylam Pharmaceuticals Inc. [q]	38,748	5,790,889
BioMarin Pharmaceutical Inc. [q]	149,804	13,083,881
		18,874,770

Building Products (3.1%)
Trane Technologies plc	89,740	26,939,948

Capital Markets (5.0%)
LPL Financial Holdings Inc.	56,840	15,017,128
Morningstar Inc.	94,728	29,211,273
		44,228,401

Chemicals (3.5%)
Nutrien Ltd.	110,501	6,001,309
The Sherwin-Williams Co.	72,133	25,053,955
		31,055,264

Commercial Services & Supplies (5.0%)
Cintas Corp.	42,986	29,532,672
Copart Inc. [q]	251,100	14,543,712
		44,076,384

Distributors (2.5%)
Pool Corp.	54,897	22,150,940

Diversified Financial Services (3.9%)
Adyen N.V. ADR [q]	720,125	12,177,314
Block Inc., Class A q	255,442	21,605,284
		33,782,598

Health Care Equipment & Supplies (5.5%)
Align Technology Inc. [q]	66,596	21,838,160
IDEXX Laboratories Inc. [q]	48,983	26,447,391
		48,285,551

Hotels, Restaurants & Leisure (2.6%)
Hilton Worldwide Holdings Inc.	108,531	23,150,748

Insurance (3.2%)
The Progressive Corp.	137,352	28,407,141

Life Sciences Tools & Services (9.6%)
Agilent Technologies Inc.	215,607	31,372,975
IQVIA Holdings Inc. [q]	83,124	21,021,228
Mettler-Toledo International Inc. [q]	17,848	23,760,864
Repligen Corp. [q]	42,024	7,729,054
		83,884,121

Media (2.6%)
The Trade Desk Inc., Class A [q]	263,326	23,019,959

Multiline Retail (2.5%)
MercadoLibre Inc. [q]			14,467	21,873,525

Professional Services (11.6%)
Broadridge Financial Solutions Inc.			111,530	22,848,036
CoStar Group Inc. [q]			348,207	33,636,796
Equifax Inc.			120,033	32,111,228
Verisk Analytics Inc.			54,962	12,956,192
				101,552,252

Road & Rail (3.0%)
Old Dominion Freight Line Inc.			120,458	26,417,644

Semiconductors & Semiconductor Equipment (8.8%)
KLA Corp.			35,771	24,988,547
Monolithic Power Systems Inc.			30,663	20,771,730
Teradyne Inc.			275,652	31,101,815
				76,862,092

Software (17.3%)
Atlassian Corp., Class A [q]			38,793	7,568,902
Cadence Design Systems Inc. [q]			54,507	16,966,939
Datadog Inc., Class A [q]			144,377	17,844,997
Fortinet Inc. [q]			252,877	17,274,028
Guidewire Software Inc. [q]			332,044	38,752,855
Procore Technologies Inc. [q]			125,868	10,342,574
PTC Inc. [q]			114,284	21,592,819
Workday Inc., Class A [q]			76,758	20,935,745
				151,278,859

Specialty Retail (5.6%)
O’Reilly Automotive Inc. [q]			18,413	20,786,067
Ross Stores Inc.			191,397	28,089,424
				48,875,491

Textiles, Apparel & Luxury Goods (1.5%)
Lululemon Athletica Inc. [q]			33,583	13,119,199

Total investment in equities (99.0%)
(cost $576,475,918)				867,834,887

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Beneficial State Bank	4.00%	01/15/2025	250,000	242,104
Citizens Trust Bank	1.00%	01/14/2025	200,000	193,705
				435,809

Certificates of Deposit Account Registry Service (0.1%) α
CDARS agreement with Beneficial State Bank, dated 03/14/2024 Participating depository institutions: First Business Bank, par 235,500; Frontier Bank, par 141,898; Solera National Bank, par 122,602; (cost $480,989)	4.18%	03/13/2025	500,000	480,989

Community Development Loans (0.1%) α
BlueHub Loan Fund Inc.	1.00%	04/15/2024	100,000	99,771
BlueHub Loan Fund Inc.	1.00%	04/15/2024	100,000	99,770
Root Capital Inc.	1.00%	02/01/2025	100,000	94,984
Vermont Community Loan Fund Inc.	2.00%	10/15/2024	100,000	96,770
				391,295

Time Deposits (0.9%)
Barclays, London	4.68%	04/01/2024	8,210,181	8,210,181

Total short-term securities (1.1%) (cost $9,518,274)				9,518,274

Total securities (100.1%) (cost $585,994,192)				877,353,161

Other assets and liabilities (-0.1%)				(551,415)

Total net assets (100.0%)				876,801,746

q	This security is non-income producing.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.

plc    Public Limited Company

N.V.  Naamloze Vennootschap

ADR  American Depositary Receipt